Investment Strategy - First Trust Active Factor Large Cap Growth ETF fka MMLG	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large capitalization U.S. growth companies. The Fund considers large capitalization U.S. growth companies to be those companies that are components of the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of U.S. large cap growth equity securities, as determined by Russell’s style methodology, within the broader Russell 1000 Index. The index is designed to capture the performance of companies with higher price-to-book ratios and higher forecasted growth values, providing a comprehensive benchmark for the large cap growth segment of the U.S. equity market. As of April 30, 2026, the minimum and maximum market capitalization of the referenced index was $1.15 billion and $4.85 trillion, respectively. The Fund is not required to sell a security if its market capitalization falls below the Fund’s minimum market capitalization at any time after its acquisition by the Fund.The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. Investing factor weights will be adjusted periodically due to the market environment. The multi-factor quantitative methodology currently used by the Fund may take into account the following investing factors: (i) momentum; (ii) quality; and (iii) growth. These investing factors are briefly defined below.●Momentum is a measure of the price performance of a security versus a market average, another security or universe of securities.●Quality is a measure of the strength of a security’s fundamentals.●Growth is a reflection of the company’s past and estimated sales growth along with profitability.The Fund’s active strategy gives it the flexibility to alter the investing factors used in the construction of the Fund’s portfolio in response to changes in market conditions, emergent academic research or other considerations. The Fund’s active risk management allows the investment advisor to maintain exposure to desired investing factors while controlling exposure to industries/sectors, single stock risk and other risks. During rebalances, an optimization process is used to balance investing factor exposures with risk exposures across sectors, industries, and single stocks. The Fund's portfolio is monitored on a continuous basis to maintain reasonable portfolio risks versus the benchmark.As of June 5, 2026, the Fund had significant investments in information technology companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of June 5, 2026, the Fund had significant investments in information technology companies, although this may change from time to time.